Fair Values of Financial Instruments and Interest Rate Risk - Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS
Securities available for sale	$ 88,524	$ 91,299
Securities held to maturity	13,499	10,750
Loans held for investment, net	355,969	367,596
Accrued interest receivable	1,666	1,763
FINANCIAL LIABILITIES
Long-term debt	9,992	9,974
Accrued interest payable	55	16
Carrying Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	155,198	117,934
Securities available for sale	88,524	91,299
Securities held to maturity	13,428	10,837
Loans held for investment, net	355,969	367,596
Loans held for sale	2,946	4,800
Restricted stock	1,144	1,094
Fair value of mortgage servicing rights	1,723	1,850
Accrued interest receivable	1,666	1,763
FINANCIAL LIABILITIES
Deposits	585,878	566,901
Short-term borrowings	626	1,190
Long-term debt	9,992	9,974
Accrued interest payable	55	16
Estimated Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	117,938	117,901
Securities available for sale	88,524	91,299
Securities held to maturity	13,499	10,750
Loans held for investment, net	354,269	364,636
Loans held for sale	2,946	4,800
Restricted stock	1,144	1,094
Fair value of mortgage servicing rights	3,228	3,455
Accrued interest receivable	1,666	1,763
FINANCIAL LIABILITIES
Deposits	567,130	521,508
Short-term borrowings	626	1,190
Long-term debt	10,180	10,086
Accrued interest payable	55	16
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	115,693	115,693
Securities available for sale	5,012	4,955
Restricted stock	1,144	1,094
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,245	2,208
Securities available for sale	83,512	86,344
Securities held to maturity	10,499	10,750
Loans held for sale	2,946	4,800
Fair value of mortgage servicing rights	3,228	3,455
FINANCIAL LIABILITIES
Deposits	567,130	521,508
Short-term borrowings	626	1,190
Level 3 [Member]
FINANCIAL ASSETS
Securities held to maturity	3,000
Loans held for investment, net	354,269	364,636
Accrued interest receivable	1,666	1,763
FINANCIAL LIABILITIES
Long-term debt	10,180	10,086
Accrued interest payable	$ 55	$ 16